Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000243875 [Member]
Shareholder Report [Line Items]
Fund Name	Astoria US Equal Weight Quality Kings ETF
Class Name	Astoria US Equal Weight Quality Kings ETF
Trading Symbol	ROE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Astoria US Equal Weight Quality Kings ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024 (the “Period).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://astoriaadvisorsetfs.com/roe/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://astoriaadvisorsetfs.com/roe/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 153,764,951
Holdings Count | holding	101
Advisory Fees Paid, Amount	$ 319,835
Investment Company, Portfolio Turnover	37.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	31.6%
Financials	14.0%
Health Care	11.0%
Consumer Discretionary	11.0%
Communication Services	9.0%
Industrials	8.0%
Consumer Staples	6.0%
Energy	3.0%
Real Estate	2.0%
Utilities	2.0%
Materials	2.0%
Cash & Cash Equivalents	0.3%

C000254162 [Member]
Shareholder Report [Line Items]
Fund Name	Astoria US Quality Growth Kings ETF
Class Name	Astoria US Quality Growth Kings ETF
Trading Symbol	GQQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Astoria US Quality Growth Kings ETF (the “Fund”) for the period of September 30, 2024 to November 30, 2024 (the “Period).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://astoriaadvisorsetfs.com/gqqq/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://astoriaadvisorsetfs.com/gqqq/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$6	0.35%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.35%
Net Assets	$ 23,291,443
Holdings Count | holding	101
Advisory Fees Paid, Amount	$ 8,846
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	44.5%
Communication Services	14.2%
Consumer Discretionary	13.6%
Health Care	6.9%
Consumer Staples	5.7%
Industrials	5.7%
Financials	4.0%
Utilities	1.6%
Materials	1.6%
Energy	1.3%
Real Estate	0.7%
Cash & Cash Equivalents	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	6.5%
Apple, Inc.	5.6%
Microsoft Corp.	5.5%
Oracle Corp.	5.2%
Alphabet, Inc. - Class A	4.6%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc. - Class A	4.5%
Broadcom, Inc.	4.4%
Eli Lilly & Co.	2.5%
Tesla, Inc.	2.5%